Other long-term liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other Long-Term Liabilities	Other long-term liabilities:

As at	Dec 31 2023	Dec 31 2022
Share-based compensation liability (note 14)	$74,107	$70,569
Site restoration costs	32,596	36,581
Land mortgage	28,014	28,514
Defined benefit pension plans (note 21)	22,691	19,216
Cash flow hedges (note 19)	91,183	6,739
Other	1,319	2,532
	249,910	164,151
Less current maturities	(94,992)	(29,548)
	$154,918	$134,603
Site restoration costs:
The Company has accrued liabilities related to the decommissioning and reclamation of its methanol production sites and oil and gas properties. Because of uncertainties in estimating the amount and timing of the expenditures related to the sites, actual results could differ from the amounts estimated. As at December 31, 2023, the total undiscounted amount of estimated cash flows required to settle the liabilities was $50.6 million (2022 - $52.1 million). The movement in the provision during the year is explained as follows:

	2023	2022
Balance at January 1	$36,581	$29,355
New or revised provisions	(5,573)	6,915
Accretion expense	1,588	311
Balance at December 31	$32,596	$36,581